Property, Plant and Equipment, Net - Additional Information (Detail) ¥ in Millions	12 Months Ended
	Dec. 31, 2019 CNY (¥) Aircraft	Dec. 31, 2018 CNY (¥)		Dec. 31, 2017 CNY (¥)
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment	¥ 84,788	¥ 170,692	[1]	¥ 170,692
Rental income for investment properties and certain flight training facilities under operating leases	¥ 202	¥ 178		184	[2]
Pre-tax discount rate	9.00%
Bottom of range [member]
Disclosure of detailed information about property, plant and equipment [line items]
Lease term for investment properties and certain flight training facilities under operating leases	One year
Pre-tax discount rate	10.50%	10.50%
Top of range [member]
Disclosure of detailed information about property, plant and equipment [line items]
Lease term for investment properties and certain flight training facilities under operating leases	Fourteen years
Pre-tax discount rate	13.50%	13.50%
Owned and finance leased aircraft [member]
Disclosure of detailed information about property, plant and equipment [line items]
Approximate aggregate carrying value of certain property, plant and equipment mortgaged under certain obligations	¥ 339	¥ 373
Owned and finance leased aircraft [member] | Accumulated impairment provision [member]
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment	985	912
Flight equipment [member]
Disclosure of detailed information about property, plant and equipment [line items]
Approximate aggregate carrying value of certain property, plant and equipment mortgaged under certain obligations	37
Flight equipment [member] | Accumulated impairment provision [member]
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment	¥ 1,034	123
Boeing aircraft [member]
Disclosure of detailed information about property, plant and equipment [line items]
Number of aircraft | Aircraft	4
In the process of applying for certain title/right certificates [member]
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment	¥ 7,106	5,289
Investment properties [member]
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment	304			¥ 499
Approximate aggregate carrying value of certain property, plant and equipment mortgaged under certain obligations	¥ 15	¥ 18
Airbus aircraft [member]
Disclosure of detailed information about property, plant and equipment [line items]
Number of aircraft | Aircraft	18
Boeing aircraft and Airbus aircraft [member]
Disclosure of detailed information about property, plant and equipment [line items]
Impairment losses written off on disposals	¥ 30

[1]	The Group has initially applied IFRS 16 at January 1, 2019 using the modified retrospective approach. Under this approach, comparative information is not restated. See Note 2(b).
[2]	The Group has initially applied IFRS 15 at January 1, 2018, using the cumulative effect method. Under this method, the comparative information is not restated (see Note 2(b)).